CONTRACTUAL TRANSMISSION ASSETS - Movements (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
FINANCIAL ASSETS AND LIABILITIES
Balance at beginning of period	R$ 67,387,656	R$ 61,212,338
Construction revenue	4,800,378	4,161,735
Financial income	7,309,164	7,405,486
Regulatory remeasurements - Transmission	(4,081,630)	6,129,771
Transfers	(446,167)	1,154
Amortization	(10,708,558)	(11,522,828)
Balance at end of period	64,260,843	67,387,656
Current	10,693,181	10,539,570
Non-current	53,567,662	56,848,086
Basic Network Of The Existing System
FINANCIAL ASSETS AND LIABILITIES
Balance at beginning of period	32,870,307
Balance at end of period	R$ 24,431,847	R$ 32,870,307